Equity (Details) - USD ($)			12 Months Ended
	Aug. 02, 2024	Jan. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Feb. 09, 2024
Equity [Line Items]
Common stock, par value (in Dollars per share)			$ 0.001	$ 0.001
Common stock authorized			50,000,000	50,000,000
Common stock, shares outstanding			20,869,908	5,340,000
Common stock voting rights			Common stock has voting rights
Shares sold			6,050,000
Common stock, conversion price (in Dollars per share)	$ 0.39
Common stock, conversion price per share (in Dollars per share)	$ 2.59
Common stock, shares issued			20,869,908	5,340,000
Interest obligation (in Dollars)			$ 8,523
Preferred stock, shares authorized			5,000,000	5,000,000
Preferred stock shares issued				1,302,082
Dividends percentage					5.00%
Preferred stock, shares outstanding			0	0
Dividend payable (in Dollars)			$ 375,000
Aggregate liquidation payment (in Dollars)			2,500,000
Compensation expense (in Dollars)			268,300	$ 0
Additional compensation expense (in Dollars)			$ 3,244,126
Minimum [Member]
Equity [Line Items]
After share discounts percentage	50.00%
Valuation ceilings (in Dollars)	$ 5,000,000
Maximum [Member]
Equity [Line Items]
After share discounts percentage	87.50%
Valuation ceilings (in Dollars)	$ 50,000,000
Class A Common Stock [Member]
Equity [Line Items]
Common stock, split					50,000,000
Common stock, par value (in Dollars per share)					$ 0.001
Shares sold		350,000
Class B Common Stock [Member]
Equity [Line Items]
Common stock, split					20,000,000
Common stock, par value (in Dollars per share)			$ 0.001
Common Stock [Member]
Equity [Line Items]
Common stock authorized						50,000,000
Common stock, shares outstanding			20,869,908	5,340,000
Shares sold	1,600,000
Price per share (in Dollars per share)	$ 4
Converted shares	13,200,000
Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized					5,000,000	5,000,000
Preferred stock, shares outstanding						0
Dividend due (in Dollars)			$ 31,250	$ 125,000
Series A Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares designated					1,400,000
Preferred stock shares issued					1,302,082
Cumulative percentage					5.00%
IPO [Member]
Equity [Line Items]
Common stock, shares issued			6,506
IPO [Member] | Common Stock [Member]
Equity [Line Items]
Common stock, shares issued			25,000
Shares of common stock			25,000